Share-based payments (Details 3) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments
Restricted shares outstanding as beginning	1,546,250	1,203,483
Shares transferred	(75,232)	(595,976)	[1]
Restricted shares granted	637,830	858,068
Restricted shares cancelled and adjustments in estimated expired rights	27,039	80,675
Restricted shares outstanding as Ending	2,135,887	1,546,250

[1]	During the fiscal year ended December 31, 2021, the Company transferred 581,499 shares through equity instruments (treasury shares) and the remainder, equivalent to 14,477 shares, was duly settled.